S000045260 [Member] Expense Example - Dodge & Cox Global Bond Fund	Dec. 31, 2024 USD ($)
Dodge & Cox Global Bond – Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	158
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	635
Dodge & Cox Global Bond – Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	249
Expense Example, with Redemption, 10 Years	$ 570